Business Combinations - Summary of Estimated Fair Value of Assets and Liabilities Acquired (Detail) - USD ($)			12 Months Ended
	Dec. 15, 2014	Aug. 29, 2014	Dec. 31, 2014	Jun. 30, 2015
Business Acquisition [Line Items]
Cash and cash equivalents	$ 37,072,000
Assets:
Cash and cash equivalents	37,072,000
Factored receivables	149,926,000
Premises and equipment, net	8,940,000
Goodwill	5,719,000		$ 28,834,000	$ 29,775,000
Total Assets	233,227,000
Investment securities	25,410,000
Liabilities:
Total Liabilities	205,637,000
Loans	149,926,000
Net loans	149,926,000
Premises and equipment, net	8,940,000
Core deposit intangible	1,776,000
Bank owned life insurance	2,151,000
Other real estate and repossessions	558,000
Other assets	7,394,000
Total Assets	233,227,000
Non-interest bearing	50,007,000
Interest-bearing	150,539,000
Total Deposits	200,546,000
FHLB advances	4,874,000
Other liabilities	217,000
Total Liabilities	205,637,000
Net identifiable assets acquired over liabilities assumed	27,590,000
Goodwill	5,719,000		28,834,000	$ 29,775,000
Net assets acquired over liabilities assumed	33,309,000
Fair Value Adjustments [Member]
Assets:
Factored receivables	(2,246,000)
Premises and equipment, net	648,000
Goodwill	5,719,000
Total Assets	(923,000)
Investment securities	(966,000)
Liabilities:
Total Liabilities	9,000
Loans	(4,408,000)
Allowance for loan losses	(2,162,000)
Net loans	(2,246,000)
Premises and equipment, net	648,000
Core deposit intangible	1,776,000
Other real estate and repossessions	(260,000)
Other assets	125,000
Total Assets	(923,000)
FHLB advances	9,000
Total Liabilities	9,000
Net identifiable assets acquired over liabilities assumed	(932,000)
Goodwill	5,719,000
Net assets acquired over liabilities assumed	4,787,000
CBI [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 2,233,000
Assets:
Cash and cash equivalents		2,233,000
Factored receivables		81,559,000
Premises and equipment, net		444,000
Other assets		157,000
Goodwill		23,115,000	23,115,000
Total Assets		107,508,000
Liabilities:
Other liabilities		6,592,000
Note payable		77,801,000
Total Liabilities		84,393,000
Non controlling interest		6,934,000
Purchase price		16,181,000	16,181,000
Net loans		81,559,000
Premises and equipment, net		444,000
Total Assets		107,508,000
Total Liabilities		84,393,000
Goodwill		$ 23,115,000	23,115,000
United Group Banking Company of Florida [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	37,072,000
Assets:
Cash and cash equivalents	37,072,000
Factored receivables	152,172,000
Premises and equipment, net	8,292,000
Goodwill	5,719,000		5,719,000
Total Assets	234,150,000
Investment securities	26,376,000
Liabilities:
Total Liabilities	205,628,000
Loans	154,334,000
Allowance for loan losses	2,162,000
Purchase price	2,950,000
Net loans	152,172,000
Premises and equipment, net	8,292,000
Bank owned life insurance	2,151,000
Other real estate and repossessions	818,000
Other assets	7,269,000
Total Assets	234,150,000
Non-interest bearing	50,007,000
Interest-bearing	150,539,000
Total Deposits	200,546,000
FHLB advances	4,865,000
Other liabilities	217,000
Total Liabilities	205,628,000
Net identifiable assets acquired over liabilities assumed	28,522,000
Goodwill	5,719,000		$ 5,719,000
Net assets acquired over liabilities assumed	$ 28,522,000
Shares of common stock issued	1,617,027
Estimated value per share of the Company's stock	$ 18.72
Fair value of Company stock issued	$ 30,271,000
Cash exchanged for shares and cash in lieu	2,954,000
Value of assumed stock options	84,000
Fair value of total consideration transferred	$ 33,309,000